Trade and Other Receivables - Schedule of Current Trade and Other Receivables (Detail) - Net carrying amount [member] - USD ($) $ in Millions	Jun. 30, 2021	Dec. 31, 2020
Trade and Other Receivables [line items]
Trade receivables and accrued income	$ 3,908	$ 3,284
Interest receivable	10	4
Tax receivable, other than income tax	518	552
Loans to customers	94	117
Prepaid expenses	449	354
Other receivables	511	522
Current trade and other receivable	$ 5,489	$ 4,833